LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases
SCHEDULE OF FUTURE MINIMUM PAYMENTS UNDER LONG-TERM NON -CANCELABLE OPERATING LEASES

The Company’s future minimum payments under long-term non-cancelable operating leases are as follows:

	As of Dec 31, 2022	As of Dec 31, 2021
Within 1 year	235,961	249,384
After 1 year but within 5 years	343,465	311,561
Total lease payments	579,426	560,945
Less: imputed interest	(33,681)	(107,237)
Total lease obligations	545,745	453,708
Less: current obligations	(214,758)	(162,178)
Long-term lease obligations	330,987	291,530

SCHEDULE OF OTHER INFORMATION OF OPERATING LEASES

Other information:

	For year ended
	Dec 31, 2022	Dec 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating lease	198,874	323,509
Right-of-use assets obtained in exchange for operating lease liabilities	554,643	579,998
Remaining lease term for operating lease (years)	0.25 to 2.75	0.25 to 3.75
Weighted average discount rate for operating lease	4.75%	4.75%